Pension And Other Postretirement Employee Benefit Plans (Change In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 20	$ 104	$ 193
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	2,271	2,327	1,542
Actual return (loss) on assets		80	199
Employer contributions	67	9	93	175
Settlement		(2)	(268)
Assets related to assumed liability			852
Benefits paid		(143)	(91)
Fair value of assets at end of year		2,271	2,327	1,542
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year		190	197
Actual return (loss) on assets		21	25
Employer contributions		11	11	18
Participant contributions		14	15
Benefits paid		(57)	(58)
Fair value of assets at end of year		$ 179	$ 190	$ 197